Leases - Schedule of Lease Cost (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Leases [Abstract]
Amortization charge of right-of-use assets	$ 1,226,713	$ 156,429	$ 742,500
Operating lease expense	1,347,656	171,851	795,795
Cash paid for operating leases	1,320,000	168,324	742,500
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$ 0	$ 0	$ 0